Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	€ 1,150	€ 3,490	€ 511
Issued capital [member]
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	0	€ 0	€ 0
Ferrovial SA [Member]
Distribution of ferrovial individual profit loss [Line Items]
Profit (loss)	894
Proposed distributionr prior year losses	€ 894
Ordinary shares [member] | Issued capital [member]
Movements of share capital [Line Items]
Number of shares outstanding		729,559,951	740,688,365